Estimated Amortization Expense (Detail) (USD $)	Jun. 30, 2013
Intangible Assets [Line Items]
Estimated amortization expense , 2014	$ 300,000
Estimated amortization expense , 2015	300,000
Estimated amortization expense , 2016	300,000
Estimated amortization expense , 2017	300,000
Estimated amortization expense , 2018	$ 300,000